Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 174	$ 228
Accounts receivable (net of allowance for doubtful accounts)		323	280
Inventory, Raw Materials, Net of Reserves		153	119
Inventory, Finished Goods, Net of Reserves		292	271
Other Assets, Current		51	50
Assets, Current		993	948
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		11	9
Other Assets, Noncurrent		11	20
Property, Plant and Equipment, Net		1,167	1,075
Goodwill		216	211
Intangible Assets, Net (Excluding Goodwill)		300	323
Equity Method Investments		19	20
Land		77	74
Buildings and Improvements, Gross		338	307
Machinery and Equipment, Gross		1,135	959
Property, Plant and Equipment, Gross		1,550	1,340
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(383)	(265)
Assets	[1]	2,717	2,606
Current liabilities:
Trade payables		286	238
Long-term Debt, Current Maturities		36	36
Accrued expenses and other liabilities		103	123
Accrued income taxes		7	8
Accrued Salaries, Current		68	61
Interest and Dividends Payable, Current		12	11
Liabilities, Current		512	477
Liabilities, Noncurrent
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		335	341
Deferred Tax Liabilities, Net, Noncurrent		60	66
Other Liabilities, Noncurrent		74	73
Long-term Debt, Excluding Current Maturities		1,192	1,167
Liabilities		2,173	2,124
Deficit:
Common Stock, Value, Outstanding		0	0
Additional paid-in capital		868	864
Accumulated deficit		(306)	(306)
Accumulated other comprehensive income		(18)	(76)
Total Momentive Performance Material's deficit		544	482
Liabilities and Equity		$ 2,717	$ 2,606

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.